Income Taxes (Details) - Schedule of reconciliation of the federal statutory income tax rate - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of reconciliation of the federal statutory income tax rate [Abstract]
Federal statutory rate	$ (37,290)	$ (14,112)
Federal statutory rate, percentage	21.00%	21.00%
Effect of:
State taxes, net of federal tax benefit	$ (6,324)	$ (1,377)
State taxes, net of federal tax benefit, percentage	3.56%	2.05%
Deferred rate change	$ (367)	$ (89)
Deferred rate change, percentage	0.21%	0.13%
Change in fair value of subordinated convertible notes	$ 8,794
Change in fair value of subordinated convertible notes, percentage	(4.95%)
Change in fair value of warrant liability	$ 8,322
Change in fair value of warrant liability, percentage	(4.69%)
Accrued dividends on redeemable convertible preferred stock		$ 3,614
Accrued dividends on redeemable convertible preferred stock, percentage		(5.38%)
[Net operating loss return to provision]	$ 3,453
[Net operating loss return to provision], percentage	(1.94%)
Other permanent differences	$ (473)	$ 3,320
Other permanent differences, percentage	0.27%	(4.94%)
Other	$ 1,180	$ 1,084
Other, percentage	(0.66%)	(1.61%)
Change in valuation allowance	$ 22,761	$ 7,566
Change in valuation allowance, percentage	(12.83%)	(11.26%)
Total	$ 56	$ 6
Total, percentage	(0.03%)	(0.01%)